Long-term Debt and Lease Obligations - Obligations (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Obligations
Carrying value of long-term debt and lease obligations	$ 186,320,000	$ 190,594,000
Current portion of long-term debt and lease obligations	(7,912,000)	(7,649,000)
Non-current portion of long-term debt and lease obligations	178,408,000	182,945,000
Senior secured second-priority notes [Member]
Obligations
Carrying value of long-term debt and lease obligations	175,000,000	175,000,000	$ 175,000,000
Equipment capital leases [Member]
Obligations
Carrying value of long-term debt and lease obligations	9,762,000	15,059,000
Other debt obligations [Member]
Obligations
Carrying value of long-term debt and lease obligations	$ 1,558,000	$ 535,000